Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
(Loss) income before income taxes	¥ (414,481)	¥ (626,689)	¥ 32,737
Income taxes
Current	24,767	19,745	10,222
Deferred	551,483	(107,264)	5,739
Total	¥ 576,250	¥ (87,519)	¥ 15,961
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	30.60%	30.60%	30.60%
Change in valuation allowance	(155.90%)	(13.20%)	(10.20%)
Nondeductible expenses	(1.10%)	(0.30%)	3.20%
Inhabitant tax-per capita*	(3.90%)	(3.20%)	24.50%
Stock-based compensation	(14.50%)
Use of operating loss carryforwards	3.90%
Other-net	1.90%	0.10%	0.70%
Effective income tax rate	(139.00%)	14.00%	48.80%